UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            July 19, 2002
---------------------     -------------------------        -------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      51
                                           ------------

Form 13F Information Table Value Total:      $57,973
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     452     12000  SH         SOLE                   12000
                                                          301      8000  SH         OTHER                                   8000
Agilent Technologies             COM        00846U101    1426     60292  SH         SOLE                   58806            1486
BP Amoco PLC                     COM        055622104      80      1586  SH         SOLE                    1586
                                                          270      5348  SH         OTHER                                   5348
Bank of New York                 COM        064057102     749     22200  SH         SOLE                   22200
                                                           13       400  SH         OTHER                                    400
Bristol Myers Co.                COM        110122108     419     16306  SH         SOLE                    7600            8706
                                                           51      2000  SH         OTHER                                   2000
Chiron                           COM        170040109    1296     36667  SH         SOLE                   36667
Cisco Systems                    COM        17275R102    3476    249180  SH         SOLE                  206800           42380
Citigroup, Inc.                  COM        172967101    2093     54016  SH         SOLE                   54016
Clear Channel Communications     COM        184502102     887     27700  SH         SOLE                   21400            6300
                                                           58      1800  SH         OTHER                                   1800
Exxon Mobil                      COM        30231G102     865     21140  SH         SOLE                    8940           12200
                                                          568     13888  SH         OTHER                                  13888
General Electric Co.             COM        369604103    2262     77857  SH         SOLE                   71822            6035
                                                          573     19728  SH         OTHER                                  19728
Hewlett Packard                  COM        428236103     403     26400  SH         SOLE                   16600            9800
IBM                              COM        459200101     324      4504  SH         SOLE                     652            3852
                                                           77      1064  SH         OTHER                                   1064
Intel Corp.                      COM        458140100    3115    170500  SH         SOLE                  130200           40300
                                                          146      8000  SH         OTHER                                   8000
Johnson & Johnson                COM        478160104    4107     78592  SH         SOLE                   58800           19792
KLA Tencor Corp.                 COM        482480100     497     11300  SH         SOLE                    6700            4600
                                                           26       600  SH         OTHER                                    600
Merck & Co., Inc.                COM        589331107    3104     61297  SH         SOLE                   48615           12682
                                                          304      6000  SH         OTHER                                   6000
Microsoft Corp.                  COM        594918104    3211     58700  SH         SOLE                   50100            8600
                                                          263      4800  SH         OTHER                                   4800
Motorola, Inc.                   COM        620076109     972     66640  SH         SOLE                   47140           19500
National City Corp.              COM        635405103    3796    114168  SH         SOLE                   84800           29368
                                                          259      7800  SH         OTHER                                   7800
PepsiCo Inc.                     COM        713448108    3273     67900  SH         SOLE                   67900
Procter & Gamble Company         COM        742718109     214      2400  SH         SOLE                    2400
Progressive Corp.-Ohio           COM        743315103    3171     54813  SH         SOLE                   39213           15600
                                                          295      5100  SH         OTHER                                   5100
Royal Dutch Petroleum            COM        780257804    1249     22600  SH         SOLE                   17600            5000
Stryker Corp.                    COM        863667101    8948    167230  SH         SOLE                  132272           34958
                                                          396      7400  SH         OTHER                                   7400
Sun Microsystems                 COM        866810104      60     12000  SH         OTHER                                  12000
Tellabs Inc.                     COM        879664100     412     66500  SH         SOLE                   52000           14500
                                                            9      1400  SH         OTHER                                   1400
Vertex                           COM        92532F100     210     12900  SH         SOLE                    8800            4100
Washington Post 'B'              COM        939640108     545      1000  SH         SOLE                    1000
Wilmington Trust Corp.           COM        971807102     488     16000  SH         SOLE                   16000
                                                           12       400  SH         OTHER                                    400
Wyeth                            COM        983024100     497      9700  SH         SOLE                                    9700
                                                          323      6300  SH         OTHER                                   6300
BBVA Privanza, Cap. B            PFD        05529T206     723     28000  SH         SOLE                   28000
BBVA Privanza, Pfd. C            PFD        059456301     702     28000  SH         SOLE                   28000